ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)				1 Months Ended							12 Months Ended
	Mar. 31, 2025	Feb. 26, 2025	Jul. 17, 2023	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Jan. 13, 2025	Oct. 27, 2023	Sep. 30, 2023	Sep. 06, 2023	May 31, 2023	Jun. 07, 2022	Jan. 31, 2022	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss decreased											$ 1,800,000
Net income loss											1,819,387	$ 697,941	$ 7,081,647	[1]
Cash											1,600,000	1,300,000
Working capital deficiency											16,000,000.0	5,200,000
Right to sell ordinary shares											495,567
Original principal amount				$ 75,000	$ 75,000	$ 100,000	$ 100,000	$ 75,000	$ 50,000
Number of shares issued				167,935	229,077	209,380	149,925	87,422	56,882
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds under financings	$ 6,300,000
Original principal amount															$ 1,311,000
Subsequent Event [Member] | Streeterville Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original principal amount															1,311,000
Original issue discount amount															96,000
Investor legal and other transaction costs															15,000
Debt carrying amount															$ 1,200,000
Revolving Credit Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank loan											$ 7,900,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Total recorded loss													$ 3,000,000.0
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Taoping Digital Assets (Asia) Limited (TDAL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Taoping Capital Limited (TCL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage													100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																		100.00%
Total recorded loss												$ 16,184
Taoping Digital Assets (Asia) Limited (TDAL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																100.00%
Taoping Capital Limited (TCL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																			51.00%
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage												100.00%
Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding percent																						24.60%
Investor [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt carrying amount		$ 1,600,000
Number of shares issued		10,000,000
Offering price per share		$ 0.20
Investors total purchase price		$ 2,000,000
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right to sell ordinary shares			$ 1,000,000							$ 23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Right to sell ordinary shares			$ 10,000,000							$ 230,000
Taoping New Media Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage																						100.00%
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage																						51.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage																					100.00%
Net income loss												$ (180,000)	$ (130,000)
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired percentage																	80.00%

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.